Restructuring Activities - Aggregate Charges Associated with Restructuring Plans Recorded in Operating Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 20,325	$ 28,282	$ 15,267
Cost of net revenue [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3,113	2,915	3,896
Research and development [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,278	433	488
Sales and marketing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2,504	4,954	1,539
General and administrative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	13,430	19,980	9,344
Operating expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	20,325	28,282	15,267
Interest expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	277	280	348
Other income, net [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			(3,494)
Equity earnings of unconsolidated entities, net of tax [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		580	3,009
Total charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 20,602	$ 29,142	$ 15,130